Long-Term Debt and Capital Lease Obligations (Details) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended		9 Months Ended
	Feb. 13, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2013	Sep. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Aug. 22, 2012 USD ($)
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 566,340		$ 566,340		$ 281,330
Less: Current portion		(784)		(784)		(718)
Long term debt and capital lease obligations		565,556		565,556		280,612
Repayments of Debt	$ 292,000
Payments for bond hedge options					$ 56,200
Repayments of Convertible Debt				240,000	0
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees				24,746	0
Amortization of Debt Discount (Premium)		500	$ 2,300	2,400	6,900
Derivative, Cost of Hedge				(144,843)	$ 0
Capital Lease Obligations Incurred				4,000
2017convertibledebt [Member]
Debt Instrument [Line Items]
Long-term debt, gross		60,000		60,000		300,000				$ 300,000
Debt Instrument, Unamortized Discount		(4,001)		(4,001)		(27,348)
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 55,999		$ 55,999		272,652
Stated percentage rate										2.00%
Maturity date				Aug. 15, 2017
Debt Instrument, Interest Rate, Effective Percentage							6.47%
Repayments of Debt				$ 240,000
Debt instrument, convertible, conversion ratio				39.3140
Conversion price (in dollars per share) | $ / shares		$ 25.44		$ 25.44
Threshold for Conversion as Percent of Conversion Price				130.00%
Threshold for Conversion				98.00%
Debt instrument, convertible, minimum consecutive period				20 days
Debt instrument, convertible, trading period				30 days
Debt instrument, convertible, purchase Price as a Percent of principal amount if fundamental change event occurs				100.00%
Deferred finance charges								$ 8,800
Capital Lease Obligations [Member]
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 12,197		$ 12,197		8,678
2020convertibledebt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 632,500
Debt Instrument, Unamortized Discount		(134,356)		(134,356)
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations		$ 498,144		$ 498,144		$ 0
Stated percentage rate	2.00%
Maturity date				Feb. 15, 2020
Debt Instrument, Interest Rate, Effective Percentage		8.54%		8.54%
Incremental Common Shares Attributable to Call Options and Warrants | shares				20.5
Debt instrument, convertible, conversion ratio				32.3939
Conversion price (in dollars per share) | $ / shares		$ 30.87		$ 30.87
Threshold for Conversion as Percent of Conversion Price				130.00%
Debt instrument, convertible, minimum consecutive period				20 days
Debt instrument, convertible, trading period				30 days
Debt instrument, convertible, purchase Price as a Percent of principal amount if fundamental change event occurs				100.00%
Deferred finance charges		$ 18,000		$ 18,000
Amortization of Debt Discount (Premium)		$ 6,100		$ 15,400
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 40.00		$ 40.00
2017 Notes Conversion Derivative [Member]
Debt and Capital Lease Obligations [Abstract]
Repayments of Debt				$ 240,000
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees				$ 24,700
Debt Discount at Time of Issuance									$ 48,100
2020 Conversion Derivative [Member]
Debt and Capital Lease Obligations [Abstract]
Debt Discount at Time of Issuance	$ 149,800
2020 Notes Hedges [Member]
Debt and Capital Lease Obligations [Abstract]
Derivative, Cost of Hedge	$ 144,800